Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties	$ 345,873	$ 1,120,702
Huangdao Ding Ge Zhuang Kangkang Family Farm [Member]
Related Party Transaction [Line Items]
Due to related parties		387
Qingdao Saike Environmental Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	6,148
Phillip Zou [Member]
Related Party Transaction [Line Items]
Due to related parties	1,000
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Due to related parties	29,878	783,291
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due to related parties	308,847	284,602
Xiaomei Wang [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 52,422